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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-02151
                  ---------------------------------------------

                                BANCROFT FUND LTD.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                                Ballard Spahr LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2013

Date of reporting period:  June 30, 2013

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Item 1. Proxy Voting Record

Issuer: Citigroup Inc.
Ticker symbol: C
CUSIP: 17296742
Meeting date: 04/24/2013

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
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
1-01. Election of Director: Michael L. Corbat         Management    YES      FOR     FOR

1-02. Election of Director: Franz B. Humer            Management    YES      FOR     FOR

1-03. Election of Director: Robert L. Joss            Management    YES      FOR     FOR

1-04. Election of Director: Michael E. O'Neill        Management    YES      FOR     FOR

1-05. Election of Director: Judith Rodin              Management    YES      FOR     FOR

1-06. Election of Director: Robert L. Ryan            Management    YES      FOR     FOR

1-07. Election of Director: Anthony M. Santomero      Management    YES      FOR     FOR

1-08. Election of Director: Joan E. Spero             Management    YES      FOR     FOR

1-09. Election of Director: Diana L. Taylor           Management    YES      FOR     FOR

1-10. Election of Director: William S. Thompson, Jr.  Management    YES      FOR     FOR

1-11. Election of Director: Ernesto Zedillo Ponce
         De Leon                                      Management    YES      FOR     FOR

2.    Ratification of the appointment of              Management    YES      FOR     FOR
      independent auditors

3.    Approve executive compensation plan             Management    YES      FOR     FOR

4.    Amend stock incentive plan                      Management    YES      FOR     FOR

5.    Executives to retain stock                      Shareholder   YES    AGAINST   FOR

6.    Lobbying and lobbying contributions             Shareholder   YES    ABSTAIN   N/A

7.    Policy to deny indemnification for board        Shareholder   YES    AGAINST   FOR


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: August 2, 2013